Summary of Significant Accounting Policies (Revenue Recognition, Contract Balances) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Allowance for credit losses	$ 10.9	$ 12.4
Amount of revenue recognized that included in receipts in advance and deferred revenue	$ 47.9	$ 47.6